Prepaids and Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaids and Deposits [Abstract]
Schedule of Prepaid and Deposits

As of September 30, 2025, and December 31, 2024, prepaid and deposits consisted of the following:

	September 30, 2025	December 31, 2024
Prepaid expenses	$660,012	$867,420
Deposits	110,086	1,044
	$770,098	$868,464
As of December 31, 2024 and 2023, prepaid and deposits consisted of the following:
	December 31, 2024	December 31, 2023
Prepaid expenses	$867,420	$902,053
Deposits	1,044	-
	$868,464	$902,053